Financial Instruments - Summary of Estimated Fair Values of Entity's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	$ 63,929	$ 81,818	$ 106,553
Short-term investments, Carrying Amount	1,139	1,236
Restricted short-term investments, Carrying Amount	2,200	3,500
Long-term debt, Carrying Amount	173	401
Contingent considerations, Carrying Amount		4,474
Patent finance obligations, Carrying Amount		4,090
Hierarchy Level 1 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	63,929	81,818
Short-term investments, Carrying Amount	1,139	1,236
Restricted short-term investments, Carrying Amount	2,200	3,500
Cash and cash equivalents, Fair Value	63,929	81,818
Short-term investments, Fair Value	1,139	1,236
Restricted short-term investments, Fair Value	2,200	3,500
Hierarchy Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative financial instrument, Carrying Amount	91	13
Long-term debt, Carrying Amount	472	516
Derivative financial instrument, Fair Value	91	13
Long-term debt, Fair Value	472	516
Hierarchy Level 3 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Contingent considerations, Carrying Amount	929	4,474
Patent finance obligations, Carrying Amount		4,090
Contingent considerations, Fair Value	$ 929	4,474
Patent finance obligations, Fair Value		$ 4,090